iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  18 .1%
AbbVie, Inc. ............................ 1,074,394 $ 176,630,374
Alnylam Pharmaceuticals, Inc.
(a)
............... 75,316 13,022,890
Amgen, Inc. ............................ 325,231 102,207,094
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 61,242 3,876,006
Biogen, Inc.
(a)
........................... 87,670 21,624,682
BioMarin Pharmaceutical, Inc.
(a)
............... 113,994 10,040,591
Exact Sciences Corp.
(a)
..................... 108,769 7,113,493
Exelixis, Inc.
(a)
........................... 190,518 4,145,672
Gilead Sciences, Inc. ...................... 760,949 59,551,869
Incyte Corp.
(a)
........................... 112,310 6,600,459
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 86,297 4,434,803
Karuna Therapeutics, Inc.
(a)
.................. 21,642 6,783,036
Moderna, Inc.
(a) (b)
......................... 202,369 20,449,387
Natera, Inc.
(a) (b)
.......................... 65,092 4,292,166
Neurocrine Biosciences, Inc.
(a)
................ 58,864 8,227,421
Regeneron Pharmaceuticals, Inc.
(a)
............. 62,403 58,832,300
Roivant Sciences, Ltd.
(a)
.................... 215,649 2,156,490
Sarepta Therapeutics, Inc.
(a)
................. 54,345 6,466,512
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 47,623 2,100,650
United Therapeutics Corp.
(a)
.................. 27,509 5,908,383
Vertex Pharmaceuticals, Inc.
(a)
................ 156,839 67,970,886
592,435,164
a
Chemicals  —  0 .0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 950,703 1,150,350
a
Health Care Equipment & Supplies  —  21 .0%
Abbott Laboratories ....................... 1,053,934 119,252,632
Align Technology, Inc.
(a)
..................... 46,383 12,399,104
Baxter International, Inc. .................... 307,949 11,914,547
Becton Dickinson & Co. .................... 176,304 42,103,158
Boston Scientific Corp.
(a)
.................... 890,453 56,330,057
Cooper Companies, Inc. (The) ................ 29,601 11,042,061
Dentsply Sirona, Inc. ...................... 128,607 4,469,093
Dexcom, Inc.
(a) (b)
......................... 235,358 28,560,693
Edwards Lifesciences Corp.
(a)
................ 366,481 28,757,764
Enovis Corp.
(a)
........................... 31,769 1,864,840
Envista Holdings Corp.
(a)
.................... 100,024 2,350,564
GE HealthCare Technologies, Inc. ............. 237,353 17,412,216
Globus Medical, Inc. , Class A
(a) (b)
.............. 72,238 3,813,444
Hologic, Inc.
(a)
........................... 148,043 11,020,321
ICU Medical, Inc.
(a)
........................ 12,174 1,114,286
IDEXX Laboratories, Inc.
(a)
................... 50,111 25,811,174
Inspire Medical Systems, Inc.
(a) (b)
.............. 17,413 3,671,879
Insulet Corp.
(a)
........................... 42,160 8,047,079
Integra LifeSciences Holdings Corp.
(a) (b)
.......... 41,312 1,658,677
Intuitive Surgical, Inc.
(a)
..................... 212,627 80,419,784
Masimo Corp.
(a) (b)
......................... 26,241 3,383,515
Medtronic PLC .......................... 808,667 70,790,709
Novocure Ltd.
(a)
.......................... 62,771 873,772
Penumbra, Inc.
(a) (b)
........................ 22,055 5,562,050
QuidelOrtho Corp.
(a) (b)
...................... 32,596 2,233,152
ResMed, Inc. ........................... 88,274 16,789,715
Shockwave Medical, Inc.
(a)
................... 22,066 4,992,432
STERIS PLC ............................ 60,403 13,225,237
Stryker Corp. ........................... 216,272 72,554,931
Tandem Diabetes Care, Inc.
(a)
................ 39,736 905,981
Teleflex, Inc. ............................ 28,519 6,925,269
Zimmer Biomet Holdings, Inc. ................ 127,678 16,036,357
686,286,493
a
Security Shares Value
a
Health Care Providers & Services  —  18 .1%
Acadia Healthcare Co., Inc.
(a)
................. 54,717 $ 4,494,454
agilon health, Inc.
(a) (b)
...................... 176,025 1,036,787
Amedisys, Inc.
(a)
......................... 19,640 1,851,463
Cardinal Health, Inc. ....................... 150,170 16,397,062
Centene Corp.
(a)
......................... 324,803 24,460,914
Chemed Corp.
(b)
......................... 8,913 5,283,537
Cigna Group (The) ........................ 177,745 53,492,358
DaVita, Inc.
(a)
............................ 32,775 3,544,944
Elevance Health, Inc. ...................... 144,325 71,215,728
Encompass Health Corp. ................... 59,865 4,252,810
HCA Healthcare, Inc. ...................... 121,064 36,912,414
Henry Schein, Inc.
(a) (b)
...................... 79,128 5,921,940
Humana, Inc. ........................... 76,045 28,749,573
Laboratory Corp. of America Holdings ........... 51,538 11,456,897
Molina Healthcare, Inc.
(a)
.................... 35,180 12,539,559
Premier, Inc. , Class A ...................... 72,285 1,562,802
Quest Diagnostics, Inc. ..................... 68,088 8,744,542
R1 RCM, Inc.
(a)
.......................... 92,918 951,480
Tenet Healthcare Corp.
(a)
.................... 61,428 5,082,553
UnitedHealth Group, Inc. .................... 565,942 289,615,159
Universal Health Services, Inc. , Class B ......... 36,551 5,804,664
593,371,640
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a) (b)
.......................... 73,332 1,185,045
Doximity, Inc. , Class A
(a) (b)
................... 73,181 1,972,228
Teladoc Health, Inc.
(a) (b)
..................... 99,487 1,933,033
Veeva Systems, Inc. , Class A
(a)
............... 88,003 18,252,702
23,343,008
a
Life Sciences Tools & Services  —  11 .5%
10X Genomics, Inc. , Class A
(a)
................ 55,887 2,328,811
Agilent Technologies, Inc. ................... 177,813 23,133,471
Avantor, Inc.
(a) (b)
.......................... 410,257 9,431,809
Azenta, Inc.
(a) (b)
.......................... 35,926 2,342,375
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 12,467 4,000,536
Bio-Techne Corp. ......................... 94,845 6,669,500
Bruker Corp. ............................ 64,583 4,618,330
Charles River Laboratories International, Inc.
(a)
..... 30,933 6,690,189
Danaher Corp. .......................... 400,712 96,134,816
Fortrea Holdings, Inc.
(a)
..................... 51,905 1,606,979
ICON PLC
(a)
............................ 49,552 12,926,630
Illumina, Inc.
(a)
........................... 96,309 13,773,150
IQVIA Holdings, Inc.
(a)
...................... 110,716 23,054,393
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 66,483 385,601
Medpace Holdings, Inc.
(a)
................... 14,208 4,142,769
QIAGEN NV
(a)
........................... 136,224 5,947,540
Repligen Corp.
(a)
......................... 33,739 6,390,167
Revvity, Inc. ............................ 75,469 8,088,768
Sotera Health Co.
(a)
....................... 60,963 897,375
Thermo Fisher Scientific, Inc. ................. 234,879 126,595,083
West Pharmaceutical Services, Inc. ............ 45,050 16,805,002
375,963,294
a
Pharmaceuticals  —  30 .3%
Bristol-Myers Squibb Co. .................... 1,239,606 60,579,545
Catalent, Inc.
(a) (b)
......................... 109,596 5,659,538
Elanco Animal Health, Inc.
(a)
.................. 297,239 4,381,303
Eli Lilly & Co. ........................... 515,248 332,649,261
Jazz Pharmaceuticals PLC
(a)
................. 37,104 4,553,403
Johnson & Johnson ....................... 1,467,315 233,156,354
Merck & Co., Inc. ......................... 1,546,486 186,784,579
Organon & Co. .......................... 156,362 2,603,427
Perrigo Co. PLC ......................... 81,780 2,623,502
Pfizer, Inc. ............................. 3,440,136 93,158,883

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Royalty Pharma PLC , Class A ................ 225,296 $ 6,396,153
Viatris, Inc. ............................. 728,656 8,576,281
Zoetis, Inc. , Class A ....................... 281,787 52,922,417
994,044,646
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,947,787,123 ) ............................... 3,266,594,595
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 41,425,561 41,450,416
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 6,521,523 6,521,523
a
Total Short-Term Securities — 1.4%
(Cost: $ 47,949,948 ) ................................. 47,971,939
Total Investments — 101.1%
(Cost: $ 2,995,737,071 ) ............................... 3,314,566,534
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (37,378,215)
Net Assets — 100.0% ................................. $ 3,277,188,319
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 45,927,072  $ —  $ (4,476,459)
(a)
$ (2,899) $ 2,702  $ 41,450,416  41,425,561  $ 435,572
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,447,581  3,073,942
(a)
—  —  —  6,521,523  6,521,523  189,302  —
$ (2,899) $ 2,702
$ 47,971,939
$ 624,874  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 69 03/15/24 $ 9,832 $ 130,033

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,266,594,595  $ —  $ —  $ 3,266,594,595
Short-Term Securities
Money Market Funds ...................................... 47,971,939  —  —  47,971,939
$ 3,314,566,534  $ —  $ —  $ 3,314,566,534
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 130,033  $ —  $ —  $ 130,033
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.